TAXATION- Schedule Of Reconciliation Between The PRC Statutory Income Tax Rate And Effective Income Tax Rate (Details)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
TAXATION
PRC statutory income tax rate	25.00%	25.00%
Tax rate difference from statutory rate in other jurisdictions	5.83%	(23.84%)
Permanent difference	(6.53%)	0.46%
Effect of preferential tax rates	(17.76%)	(0.41%)
Changes in valuation allowance	10.57%	(7.72%)
Others	(2.16%)	6.51%
Effective tax rate	14.95%